Receivables (Reconciliation of Allowance for Doubtful Accounts) (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reconciliation of the changes in ATK's allowance for doubtful accounts
Balance at the beginning of the year	$ 10,730	$ 5,621
Expense	8,302	6,875
Write-offs	(1,556)	(1,010)
Reversals, discounts and other adjustments	1,936	(756)
Balance at the end of the year	$ 19,412	$ 10,730